Financial instruments and risk management - Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	$ 4,166	$ 4,479	[1],[2]		$ 4,410	[2],[3]
Total comprehensive gain/(loss)	$ 3,681	3,997	[1]		$ 4,678	[1]
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	$ 22	19
Total comprehensive gain/(loss)	$ 43	43
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	$ (22)	(19)
Total comprehensive gain/(loss)	$ (42)	$ (41)
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%	10.00%		10.00%
Currency exchange risk | 10% weakening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	$ (39)
Total comprehensive gain/(loss)	$ (974)
Currency exchange risk | 10% strengthening of US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	$ 33
Total comprehensive gain/(loss)	$ 813
Currency exchange risk | Ten percentage weakening of sterling [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss) | £				£ (45)
Total comprehensive gain/(loss) | £				(1,336)
Currency exchange risk | Ten percentage strengthening of sterling [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss) | £				36
Total comprehensive gain/(loss) | £				£ 1,093

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.